Premises And Equipment (Details) (USD $) In Thousands, unless otherwise specified							12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Land [Member]	Dec. 31, 2012 Land [Member]	Dec. 31, 2013 Building and Improvements [Member]	Dec. 31, 2012 Building and Improvements [Member]	Dec. 31, 2013 Building and Improvements [Member] Maximum [Member]	Dec. 31, 2013 Building and Improvements [Member] Minimum [Member]	Dec. 31, 2013 Equipment [Member]	Dec. 31, 2012 Equipment [Member]	Dec. 31, 2013 Equipment [Member] Maximum [Member]	Dec. 31, 2013 Equipment [Member] Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	$ 156,796	$ 144,814	$ 31,499	$ 29,383	$ 85,879	$ 76,892			$ 39,418	$ 38,539
Less: accumulated depreciation	(74,248)	(72,086)
Property, Plant and Equipment, Net, Total	$ 82,548	$ 72,728
Estimated Useful Life							30 years	10 years			7 years	3 years